NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

The Company is a large primary silver producer with significant gold assets located in North America and is engaged, through its subsidiaries, in the operation and ownership, development and exploration of silver and gold mining properties and companies located primarily within South America (Argentina and Bolivia), Mexico (Chihuahua), the United States (Nevada and Alaska) and Australia (New South Wales). Coeur is an Idaho corporation incorporated in 1928.